Long Term Debt (Narrative) (Details) $ in Millions			1 Months Ended	12 Months Ended
	Nov. 29, 2016 USD ($)	Apr. 10, 2015	Jun. 30, 2016	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2016 USD ($)	Jun. 16, 2016 CAD	Jun. 16, 2016 USD ($)	May 27, 2016 CAD	Apr. 29, 2016 CAD	May 20, 2015 USD ($)	Apr. 11, 2015 USD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				CAD 1,762,000,000	CAD 18,000,000
Proceeds from Issuance of Common Stock				354,000,000	9,000,000
Emera Inc
Debt Instrument [Line Items]
Long-term Debt, Gross				2,366,000,000	715,000,000
Emera Inc | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							2.96%	2.96%
Debt Instrument, Face Amount							CAD 250,000,000
Emera Inc | Hybrid Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							6.75%	6.75%
Debt Instrument, Face Amount | $								$ 1,200
Emera Inc | Hybrid Notes [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			100.00%
Emera Inc | Hybrid Notes, 2026 through 2046 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			5.44%
Emera Inc | Hybrid Notes, 2046 through 2076 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			6.19%
Emera Inc | Canadian Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							2.90%	2.90%
Debt Instrument, Face Amount							CAD 500,000,000
Nova Scotia Power Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				2,324,000,000	2,430,000,000
Nova Scotia Power Inc. [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										CAD 600,000,000
Line of credit current borrowing capacity										CAD 500,000,000
Nova Scotia Power Inc. [Member] | Commercial Paper [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									CAD 500,000,000
Line of credit current borrowing capacity									CAD 400,000,000
Nova Scotia Power Inc. [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				CAD 1,965,000,000	1,965,000,000
Emera Brunswick Pipeline Company Limited [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.08%		3.08%
Debt Instrument, Maturity Date				Dec. 31, 2019
Long-term Debt, Gross				CAD 248,000,000	249,000,000
Emera US Finance LP [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				4,364,000,000	0
Emera US Finance LP [Member] | U.S. Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | $								$ 3,250
Emera US Finance LP [Member] | U.S. Notes, Due 2019 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							2.15%	2.15%
Debt Instrument, Face Amount | $								$ 500
Emera US Finance LP [Member] | U.S. Notes, Due 2021 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							2.70%	2.70%
Debt Instrument, Face Amount | $								$ 750
Emera US Finance LP [Member] | U.S. Notes, Due 2026 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							3.55%	3.55%
Debt Instrument, Face Amount | $								$ 750
Emera US Finance LP [Member] | U.S. Notes, Due 2046 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							4.75%	4.75%
Debt Instrument, Face Amount | $								$ 1,250
Tampa Electric Division [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				2,579,000,000	0
Tampa Electric Division [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				CAD 436,000,000		$ 325
Line of Credit Facility, Expiration Date				Dec. 17, 2018
Tampa Electric Division [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross					0
TECO Finance, Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				CAD 1,141,000,000	CAD 0
TECO Finance, Inc. [Member] | Floating rate notes due 2018 [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit current borrowing capacity | $												$ 250
TECO Finance, Inc. [Member] | Notes due 2045 [Member] | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.60%
ECI [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit current borrowing capacity | $	$ 150
Line of Credit Facility, Expiration Date	Nov. 29, 2021
ECI [Member] | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.08%
ECI [Member] | Notes due 2045 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											4.20%
Debt Instrument, Face Amount | $											$ 250